Intangible Assets, Net - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net
Definite lived intangible assets, Accumulated Amortization	$ (91,785)	$ (6,961)
Total, Gross Carrying Amount	842,835	842,800
Total, Net Carrying Amount	751,050	835,839
Medical Licenses
Intangible Assets, Net
Indefinite lived intangible assets, Gross Carrying Amount	700	700
Customer Relationships
Intangible Assets, Net
Definite lived intangible assets, Gross Carrying Amount	684,000	684,000
Definite lived intangible assets, Accumulated Amortization	(74,100)	(5,700)
Definite lived intangible assets, Net Carrying Amount	609,900	678,300
Trademarks
Intangible Assets, Net
Definite lived intangible assets, Gross Carrying Amount	148,635	148,600
Definite lived intangible assets, Accumulated Amortization	(16,704)	(1,230)
Definite lived intangible assets, Net Carrying Amount	131,931	147,370
Payor Contracts
Intangible Assets, Net
Definite lived intangible assets, Gross Carrying Amount	4,700	4,700
Definite lived intangible assets, Accumulated Amortization	(470)
Definite lived intangible assets, Net Carrying Amount	4,230	4,700
Provider Network
Intangible Assets, Net
Definite lived intangible assets, Gross Carrying Amount	4,800	4,800
Definite lived intangible assets, Accumulated Amortization	(511)	(31)
Definite lived intangible assets, Net Carrying Amount	$ 4,289	$ 4,769